NON-WHOLLY OWNED SUBSIDIARIES - Investments In Material Non-Wholly Owned Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Current assets	$ 12,795	$ 9,781
Non-current assets	38,956	17,537
Current liabilities	11,024	9,016
Non-current liabilities	29,674	11,808
Revenues	43,032	37,168	$ 22,823
Profit/(loss)	434	1,203	215
OCI	(198)	(388)	109
Equity to others ownership interest	7,261	3,531
Business services
Disclosure of subsidiaries [line items]
Revenues	28,822	30,847	20,874
Infrastructure services
Disclosure of subsidiaries [line items]
Revenues	4,559	2,418	3
Industrials
Disclosure of subsidiaries [line items]
Revenues	9,651	3,896	1,939
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Current assets	10,723	7,293	3,701
Non-current assets	37,514	16,179	7,556
Current liabilities	9,466	7,074	3,678
Non-current liabilities	29,090	11,506	3,679
Revenues	37,976	32,098	17,589
Profit/(loss)	414	1,157	41
OCI	(207)	(356)	52
Profit/(loss) allocated to others ownership interest	332	762	39
Distributions to others ownership interest	(1,674)	(1,604)	71
Equity to others ownership interest	6,967	3,383	2,814
Subsidiaries with material non-controlling interests | Business services
Disclosure of subsidiaries [line items]
Current assets	3,743	2,413	2,606
Non-current assets	11,388	1,773	1,744
Current liabilities	4,448	3,113	2,774
Non-current liabilities	6,247	475	948
Revenues	23,773	25,785	15,676
Profit/(loss)	200	(20)	45
OCI	35	4	11
Profit/(loss) allocated to others ownership interest	111	(20)	35
Distributions to others ownership interest	(368)	(46)	46
Equity to others ownership interest	3,166	424	476
Subsidiaries with material non-controlling interests | Infrastructure services
Disclosure of subsidiaries [line items]
Current assets	2,358	2,889
Non-current assets	8,262	8,750
Current liabilities	2,289	2,921
Non-current liabilities	7,028	6,208
Revenues	4,559	2,419
Profit/(loss)	(446)	282
OCI	(138)	(121)
Profit/(loss) allocated to others ownership interest	(281)	170
Distributions to others ownership interest	(370)	(16)
Equity to others ownership interest	833	1,534
Subsidiaries with material non-controlling interests | Industrials
Disclosure of subsidiaries [line items]
Current assets	4,622	1,991	1,095
Non-current assets	17,864	5,656	5,812
Current liabilities	2,729	1,040	904
Non-current liabilities	15,815	4,823	2,731
Revenues	9,644	3,894	1,913
Profit/(loss)	660	895	(4)
OCI	(104)	(239)	41
Profit/(loss) allocated to others ownership interest	502	612	4
Distributions to others ownership interest	(936)	(1,542)	25
Equity to others ownership interest	$ 2,968	$ 1,425	$ 2,338